Foreclosed Assets	12 Months Ended
Dec. 31, 2020
Foreclosed Assets [Abstract]
Foreclosed Assets

NOTE 5 – FORECLOSED ASSETS

There were no foreclosed assets at December 31, 2020 and December 31, 2019.

There was no activity in the valuation allowance account or any write-downs during the years ended December 31, 2020 and 2019.

Expenses related to foreclosed assets include:

	2020	2019
Net loss (gain) on sales	$-	$(12)
Operating expenses, net of rental income	-	3
	$-	$(9)

Foreclosed asset expenses incurred during 2019 were related to maintenance expense to ready the property to sell.